Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 38,960,106	$ 15,386,487
Interest and dividends	6,239,774	4,618,113
Total investment income	45,199,880	20,004,600
Contributions:
Participant	18,300,284	16,251,386
Participant rollovers	817,612	1,550,468
Employer	5,180,295	6,119,518
Total contributions	24,298,191	23,921,372
Interest income on notes receivable from participants	923,528	712,853
Total additions	70,421,599	44,638,825
Deductions from net assets attributable to:
Benefits paid directly to participants	24,365,938	22,162,170
Administrative fees	485,175	409,571
Investment management fees	185,572	132,711
Total deductions	25,036,685	22,704,452
Increase in net assets available for benefits	45,384,914	21,934,373
Net assets available for benefits at beginning of year	212,462,674	190,528,301
Net assets available for benefits at end of year	$ 257,847,588	$ 212,462,674